SHARE-BASED COMPENSATION (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options outstanding
Number of option	376,900	974,284	2,896,339	4,878,097
Weighted average contractual period	5 years	5 years
Weighted average exercise price per option	$ 2.28	$ 1.73	$ 1.51	$ 1.40
Aggregate intrinsic value	$ 27	$ 375
Options exercisable
Number of options	96,900	694,284
Weighted average exercise price per option	$ 1.40	$ 1.40
Aggregate intrinsic value	$ 27	$ 375